UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lampe, Conway & Co. LLC

Address:  680 Fifth Avenue
          12th Floor
          New York, New York  10019

13F File Number: 28-12129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard F. Conway
Title:    Managing Member
Phone:    (212) 581-8989

Signature, Place and Date of Signing:


/s/ Richard F. Conway            New York, New York            May 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total: $164,852
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
---       --------------------     ----

1.        28-12130                 LC Capital Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2008
          COLUMN 1                 COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6      COL 7       COULMN 8
                                                               VALUE     SHRS OR  SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS     CUSIP      (x$1000)   PRN AMT  PRN CALL  DISCRETION     MNGRS   SOLE SHARED NONE
       --------------           --------------     -----      --------   -------  --- ----  ----------     -----   ---- ------ ----
ADVANCED MICRO DEVICES INC     COM                007903107     2,173      369,000          shared-defined         x
ARBINET THEXCHANGE INC         COM                03875P100     7,218    1,726,761          shared-defined         x
CADIZ INC                      COM NEW            127537207     4,812      312,852          shared-defined         x
CAL DIVE INTL INC DEL          COM                12802t101     3,683      354,825          shared-defined         x
CITADEL BROADCASTING CORP      COM                17285t106     2,459    1,481,451          shared-defined         x
COMSYS IT PARTNERS INC         COM                20581e104     3,684      435,427          shared-defined         x
DAYSTAR TECHNOLOGIES INC       COM                23962q100    13,542    4,575,183          shared-defined         x
DDI CORP                       COM 0.0001 NEW     233162502     3,056      658,597          shared-defined         x
EASTMAN KODAK CO               COM                277461109     1,620       91,700          shared-defined         x
EXACT SCIENCES CORP            COM                30063p105       803      276,000          shared-defined         x
FREMONT GEN CORP               COM                357288109       749    1,561,000          shared-defined         x
IBASIS INC                     COM NEW            450732201     8,482    2,068,810          shared-defined         x
IMATION CORP                   COM                45245a107     1,433       63,000          shared-defined         x
KING PHARMACEUTICALS INC       COM                495582108     2,775      319,000          shared-defined         x
MIRANT CORP NEW                *W EXP 01/03/201   60467r118     2,153      135,856          shared-defined         x
MIRANT CORP NEW                *W EXP 01/03/201   60467r126    37,678    2,236,086          shared-defined         x
MUELLER WTR PRODS INC          COM SER B          624758207     5,025      637,719          shared-defined         x
NEXCEN BRANDS INC              COM                653351106       915      266,638          shared-defined         x
NORTHWEST AIRLS CORP           COM                667280408     5,240      582,900          shared-defined         x
NUTRI SYS INC NEW              COM                67069d108       452       30,000          shared-defined         x
PARTICLE DRILLING TECHNOLOGI   COM                70212g101     4,591    2,366,444          shared-defined         x
QUADRAMED CORP                 COM                74730w101     3,213    1,681,900          shared-defined         x
RCN CORP                       COM NEW            749361200     4,922      440,288          shared-defined         x
SEPRACOR INC                   COM                817315104     1,712       87,700          shared-defined         x
SIGMATEL INC                   COM                82661w107    12,992    4,495,423          shared-defined         x
SILICON GRAPHICS INC           COM  NEW           827056300    11,010      917,856          shared-defined         x
SOURCEFIRE INC                 COM                83616t108       590       98,977          shared-defined         x
SPECTRUM BRANDS INC            COM                84762L105     1,340      293,260          shared-defined         x
SUN-TIMES MEDIA GROUP INC      COM                86688q100       588      816,536          shared-defined         x
TERRESTAR CORP                 COM                881451108     5,376    1,101,485          shared-defined         x
THERMADYNE HLDGS CORP NEW      COM PAR $0.01      883435307     1,588      154,210          shared-defined         x
TRM CORP                       COM                872636105       312    1,247,903          shared-defined         x
UNITED RENTALS INC             COM                911363109     8,664      459,888          shared-defined         x

SK 02979 0001 878706